Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Revenue [abstract]
Current	€ 67,997	€ 64,957
Non-current	53,559	75,759
Total	€ 121,556	€ 140,716